Document And Entity Information	Oct. 08, 2026
Document Information Line Items
Entity Central Index Key	0002143060
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	Essential Minerals Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true